Summary of Fixed Rate Notes Payable (Detail) - Fixed Rate Secured Debt - Fixed Rate Secured Debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 407,500,000	$ 353,600,000	$ 316,000,000
Carrying Value	$ 443,315,747	$ 340,967,113	$ 301,988,969